AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SUMMARY PROSPECTUS

April 25, 2014

Tickers:	Class A – ATGAX	Class C – ATGCX
	Class I – ATRIX	Class Y – ATGYX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format.  Before you invest, you may want to review the Fund’s complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund online at www.aquilafunds.com/literature.html. You can also get this information at no cost by calling 800-437-1020 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Fund's Prospectus and Statement of Additional Information, both dated April 25, 2014, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The Fund’s objective is capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and in "Alternative Purchase Plans” on page 24 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 26 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 28 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 47 of the Statement of Additional Information (the “SAI”).

	Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None
Redemption Fees (as a percentage of amount redeemed(2))	None(3)	None	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fee	0.30%	0.75%	0.15%	None
Other Expenses(4)	0.71%	0.88%	0.76%	0.65%
Total Annual Fund Operating Expenses	1.91%	2.53%	1.81%	1.55%
Total Fee Waivers and Reimbursement(5)	0.36%	0.28%	0.32%	0.30%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements(5)	1.55%	2.25%	1.49%	1.25%

(1)
Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

(2)	This fee only applies to shares redeemed (including by exchange) within 90 days of purchase.

(3)	Class A Shares on which a sales charge is not imposed that are redeemed (including by exchange) within 90 days of purchase are assessed a redemption fee of 2.00%.

(4)
Excludes extraordinary restructuring expenses.  Had such extraordinary expenses been included, Other Expenses would have been 0.81% for Class A Shares, 0.98% for Class C Shares, 0.86% for Class I Shares, and 0.75% for Class Y Shares.

(5)
The Manager and Sub-Adviser have contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 1.55% for Class A Shares, 2.25% for Class C Shares, 1.49% for Class I Shares and 1.25% for Class Y Shares.  These expense limitations are in effect until April 30,  2015.  Prior to April 30, 2015, the arrangement may not be terminated without the approval of the Board of Trustees.  If total annual Fund operating expenses of any class in a fiscal year are less than the respective expense caps described above, as well as below the expense cap which was in place at the time of such reimbursed expenses or waived fees, the Manager may recover the difference between the total annual Fund operating expenses of the class and the respective expense cap, up to, but not more than, the amount, if any, by which reimbursed expenses and waived fees over the preceding rolling three year period have not been paid by the Fund to the Manager.

1/ Aquila Three Peaks Opportunity Growth Fund

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$576	$966	$1,381	$2,535
Class C Shares	$328	$761	$1,320	$2,554
Class I Shares	$152	$538	$950	$2,100
Class Y Shares	$127	$460	$816	$1,820

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$228	$761	$1,320	$2,554

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 70% of its net assets in equity securities believed to have the potential for capital appreciation.  In addition to common stocks, warrants, convertible bonds and preferred stock are considered equity securities for purposes of the equity allocation.

The Fund’s investment strategy focuses on factors specific to each investment, such as an improving balance sheet and an improving leverage ratio.  The Fund invests in equity securities without regard to whether they could be described as “growth” or “value.”  The Fund invests in a range of stock market capitalizations that could include small-cap, mid-cap, and large-cap.

The Fund may, from time to time, hold as much as 30% of its net assets in a variety of fixed income securities of any maturity, including lower-quality corporate debt securities (often referred to as high yield or “junk” bonds).  The Fund may invest in high yield bonds in an effort to moderate equity market volatility by virtue of the coupon payments and the Sub-Adviser’s expectation of lower volatility of high yield bonds relative to equity securities.  The Fund may also invest in fixed income securities to increase returns.  Other debt instruments such as zero coupon bonds or pay-in-kind (PIK) bonds can be included in the fixed income allocation.

The Fund may invest up to 15% of its net assets in foreign securities (debt and/or equity).

Principal Risks

Market Risk.  The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or adverse investor sentiment. When market prices fall, the value of your investment will likely go down.  The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.  In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities.

Equity Securities Risk.  Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions.  The market price of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low and are expected to rise.

Credit Risk.  If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

2/ Aquila Three Peaks Opportunity Growth Fund

Junk Bonds Risk.  Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Foreign Securities Risk.  Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Small and Mid-Sized Companies.  Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Sub-Adviser thinks appropriate, and offer greater potential for gain and loss.  The Fund may invest in companies that are highly leveraged.  Leverage can magnify equity performance in both positive and negative stock markets.

Risks of Zero Coupon and Pay-In-Kind Securities.  The value, interest rates and liquidity of non-cash paying instruments, such as zero-coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities.

Liquidity Risk. Some securities held by the Fund, including securities issued in private placement transactions, may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the attractiveness, value or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect.

Other Risk.  Loss of money is a risk of investing in the Fund.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of the Russell 3000 Index (the Fund’s primary benchmark index) and the S&P 500 Index, each a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

The Fund acquired the assets and liabilities of Aquila Three Peaks Opportunity Growth Fund (the Predecessor Fund) on October 11, 2013.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund.  Performance shown for periods prior to October 11, 2013, is the performance of the Predecessor Fund.  Prior to October 14, 2010, the Predecessor Fund was known as “Aquila Rocky Mountain Equity Fund.”  The Predecessor Fund’s returns for periods prior to October 14, 2010 reflect the investment strategies and portfolio managers in effect for the Predecessor Fund during such periods.  Such returns should not be considered predictive or representative of results the Fund may experience under its current strategy and investment sub-adviser.

Annual Total Returns – As of December 31 -
Class Y Shares 2004-2013

40%
                                                                                           37.61
36%                                                                                        XXXX
                                                                                           XXXX
32%                                                          30.94                         XXXX
                                                             XXXX                          XXXX
28%                                                          XXXX                          XXXX
                                                             XXXX                          XXXX
24%                                                          XXXX                 24.55    XXXX
                                                             XXXX                  XXXX    XXXX
20%                                                          XXXX                  XXXX    XXXX
                                                             XXXX                  XXXX    XXXX
16%                                                          XXXX   16.39          XXXX    XXXX
                                                             XXXX   XXXX           XXXX    XXXX
12%                   12.36                                  XXXX   XXXX           XXXX    XXXX
                      XXXX           11.80                   XXXX   XXXX           XXXX    XXXX
 8%                   XXXX           XXXX                    XXXX   XXXX           XXXX    XXXX
                      XXXX   5.73    XXXX                    XXXX   XXXX           XXXX    XXXX
 4%                   XXXX   XXXX    XXXX                    XXXX   XXXX           XXXX    XXXX
                      XXXX   XXXX    XXXX                    XXXX   XXXX           XXXX    XXXX
 0%                   XXXX   XXXX    XXXX                    XXXX   XXXX           XXXX    XXXX
                                            -1.07     XXXX                  XXXX
-4%                                                   XXXX                 -3.72
                                                      XXXX
-8%                                                   XXXX
                                                      XXXX
-10                                                   XXXX
                                                      XXXX
-12                                                   XXXX
                                                      XXXX
-14                                                   XXXX
                                                      XXXX
-20%                                                  XXXX
                                                      XXXX
-30%                                                  XXXX
                                                      XXXX
-40%                                                -40.90

                      2004   2005    2006    2007     2008   2009    2010    2011   2012   2013

Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 20.41% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.90% (quarter ended December 31, 2008).

3/ Aquila Three Peaks Opportunity Growth Fund

	Average Annual Total Returns for the Periods Ended December 31, 2013
	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	31.37%	18.87%	6.16%
Class C	35.24%	19.02%	5.83%
Class I	37.64%	20.33%	6.03% since Class I inception 12/01/05
Class Y	37.61%	20.26%	6.92%
Class Y Returns After Taxes
on Distributions	37.16%	19.68%	6.54%
on Distributions and Redemption	21.53%	16.52%	5.59%
Russell 3000 Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	33.55%	18.71%	7.88%
S&P 500 Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	32.39%	17.94%	7.41%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.

Management

Investment Adviser — Aquila Investment Management LLC (the “Manager”)

Sub-Adviser — Three Peaks Capital Management, LLC

Co-Portfolio Managers Mr. Sandy Rufenacht and Mr. Zach Miller jointly and primarily manage the Fund’s portfolio.  Mr. Rufenacht, President of the Sub-Adviser since 2003, has served as the Co-Portfolio Manager of the Fund and the Predecessor Fund since 2010.  Mr. Miller has served as Co-Portfolio Manager of the Fund since 2013.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Class A Shares or Class C Shares either through a financial advisor or directly from the Fund. The minimum initial purchase amount for Class A or Class C Shares is $1,000, and $50 if an automatic investment program is established. There is no minimum for subsequent investments. Class I Shares and Class Y Shares may be purchased, redeemed or exchanged only through a financial intermediary, which may impose separate investment minimums.

Tax Information

The Fund’s distributions, if any, will generally be taxable as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and Aquila Distributors, Inc. (the “Distributor”) or the Manager may pay the intermediary for the sale of Fund shares and related shareholder servicing activities. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

4/ Aquila Three Peaks Opportunity Growth Fund